Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 73,667,133	$ 11,289,982	¥ 59,241,145	¥ 51,178,575
Cost of revenues	(34,683,731)	(5,315,514)	(27,685,845)	(23,832,426)
Gross profit	38,983,402	5,974,468	31,555,300	27,346,149
Operating expenses:
Selling and marketing expenses	(10,703,788)	(1,640,427)	(6,221,127)	(6,911,710)
General and administrative expenses	(3,371,827)	(516,755)	(3,130,298)	(3,078,635)
Research and development expenses	(10,369,382)	(1,589,177)	(8,413,224)	(7,378,460)
Total operating expenses	(24,444,997)	(3,746,359)	(17,764,649)	(17,368,805)
Operating profit	14,538,405	2,228,109	13,790,651	9,977,344
Other income/(expenses):
Investment (losses)/income, net	1,610,045	246,750	1,306,320	(22,383)
Interest income, net	1,598,618	244,999	821,774	586,671
Exchange (losses)/gains, net	(3,112,152)	(476,958)	25,166	(51,799)
Other, net	737,168	112,976	439,422	586,916
Income before tax	15,372,084	2,355,876	16,383,333	11,076,749
Income tax	(3,041,849)	(466,184)	(2,914,726)	(2,460,650)
Net income from continuing operations	12,330,235	1,889,692	13,468,607	8,616,099
Net (loss)/income from discontinued operations			7,962,519	(2,138,682)
Net income	12,330,235	1,889,692	21,431,126	6,477,417
Accretion and deemed dividends in connection with repurchase of redeemable noncontrolling interests	(787,029)	(120,617)	(271,543)	(248,098)
Net (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	519,548	79,624	77,933	(76,912)
Net income attributable to NetEase, Inc.'s shareholders	12,062,754	1,848,699	21,237,516	6,152,407
Including:
Net income from continuing operations attributable to NetEase, Inc.'s shareholders	12,062,754	1,848,699	13,274,997	8,291,089
Net (loss)/income from discontinued operations attributable to NetEase, Inc.'s shareholders			7,962,519	(2,138,682)
Net income	12,330,235	1,889,692	21,431,126	6,477,417
Other comprehensive income
Foreign currency translation adjustment	(598,108)	(91,664)	(93,774)	18,624
Total comprehensive income	11,732,127	1,798,028	21,337,352	6,496,041
Comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	538,644	82,551	83,685	(76,912)
Comprehensive income attributable to NetEase, Inc.'s shareholders	¥ 12,270,771	$ 1,880,579	¥ 21,421,037	¥ 6,419,129
Net income/(loss) per share, basic (in CNY and dollars per share) | (per share)	¥ 3.65	$ 0.56	¥ 6.59	¥ 1.90
-Continuing operations (in CNY and dollars per share) | (per share)	3.65	0.56	4.12	2.56
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			2.47	(0.66)
Net income/(loss) per ADS, basic (in CNY and dollars per share) | (per share)	18.25	2.80	32.97	9.51
-Continuing operations (in CNY and dollars per share) | (per share)	18.25	2.80	20.61	12.81
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			12.36	(3.30)
Net income/(loss) per share, diluted (in CNY and dollars per share) | (per share)	3.60	0.55	6.53	1.89
-Continuing operations (in CNY and dollars per share) | (per share)	3.60	0.55	4.08	2.55
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			2.45	(0.66)
Net income/(loss) per ADS, diluted (in CNY and dollars per share) | (per share)	18.01	2.76	32.67	9.45
-Continuing operations (in CNY and dollars per share) | (per share)	¥ 18.01	$ 2.76	20.42	12.74
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			¥ 12.25	¥ (3.29)
Weighted average number of ordinary shares outstanding, basic (in shares) | shares	3,305,448	3,305,448	3,220,473	3,235,324
Weighted average number of ADS outstanding, basic (in shares) | shares	661,090	661,090	644,095	647,065
Weighted average number of ordinary shares outstanding, diluted (in shares) | shares	3,349,759	3,349,759	3,249,972	3,254,689
Weighted average number of ADS outstanding, diluted (in shares) | shares	669,952	669,952	649,994	650,938
Online game services
Net revenues:
Total net revenues	¥ 54,608,717	$ 8,369,152	¥ 46,422,640	¥ 40,190,057
Cost of revenues	(19,847,846)		(16,974,234)	(14,617,656)
Gross profit	34,760,871		29,448,406	25,572,401
Youdao
Net revenues:
Total net revenues	3,167,515	485,443	1,304,883	731,598
Cost of revenues	(1,713,229)		(934,261)	(515,133)
Gross profit	1,454,286		370,622	216,465
Innovative businesses and others
Net revenues:
Total net revenues	15,890,901	$ 2,435,387	11,513,622	10,256,920
Cost of revenues	(13,122,656)		(9,777,350)	(8,699,637)
Gross profit	¥ 2,768,245		¥ 1,736,272	¥ 1,557,283